Shareholders’ Equity (Details) - Schedule of warrants outstanding	12 Months Ended
Dec. 31, 2020 $ / shares shares
July 1, 2020 Warrants [Member]
Shareholders’ Equity (Details) - Schedule of warrants outstanding [Line Items]
Warrants Exercisable | shares	67,445,674
Weighted Average Exercise Price | $ / shares	$ 0.29
Average Remaining Contractual Life	5 years
August 27, 2020 Warrants [Member]
Shareholders’ Equity (Details) - Schedule of warrants outstanding [Line Items]
Warrants Exercisable | shares	53,580,020
Weighted Average Exercise Price | $ / shares	$ 0.27
Average Remaining Contractual Life	5 years
November 3, 2020 Warrants [Member]
Shareholders’ Equity (Details) - Schedule of warrants outstanding [Line Items]
Warrants Exercisable | shares	65,337,649
Weighted Average Exercise Price | $ / shares	$ 0.281
Average Remaining Contractual Life	5 years
December 23, 2020 Warrants [Member]
Shareholders’ Equity (Details) - Schedule of warrants outstanding [Line Items]
Warrants Exercisable | shares	26,000,000
Weighted Average Exercise Price | $ / shares	$ 0.155
Average Remaining Contractual Life	5 years